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                          SUPPLEMENT DATED JULY 8, 2004
                       TO PROSPECTUS DATED MAY 1, 2004 FOR
                      FEDERAL KEMPER LIFE ASSURANCE COMPANY

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         FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

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                              ZURICH PREFERRED PLUS
                                    Issued By
                     FKLA VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                      FEDERAL KEMPER LIFE ASSURANCE COMPANY

This Supplement amends information contained in your Zurich Preferred Plus Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

1. The subsection entitled "Federal Kemper Life Assurance Company" appearing on page 13 of the Prospectus is amended by deleting the last sentence in the first paragraph and replacing it with the following:

     "Following the merger of Bank One Corporation into J.P. Morgan Chase & Co. on July 1, 2004, BOIH is a wholly-owned subsidiary of J.P. Morgan Chase & Co."

2. The subsection entitled "Federal Kemper Life Assurance Company" appearing on page 13 of the Prospectus is further amended by deleting the second paragraph in its entirety.


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